UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003
                                                -----------------------

Check here if Amendment [ X ]; Amendment Number:  1
                                                  -----
   This Amendment (Check only one.):  [ X ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ardsley Advisory Partners
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Address:   262 Harbor Drive, 4th Floor
           --------------------------------------------------
           Stamford, CT 06902
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     28-04639
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Napoli
           --------------------------------------------------
Title:     Partner
           --------------------------------------------------
Phone:     203-564-4230
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Steven Napoli               Stamford, CT           11/17/03
       ------------------------   ---------------------------  ---------
             [Signature]                [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        43
                                               -------------

Form 13F Information Table Value Total:        $1,294,235
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                      Form 13F INFORMATION TABLE


              COLUMN 1               COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
ADMINISTAFF INC                   COM            007094105      667      75,000(SH)      (SOLE)                     75,000(SOLE)
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ADVANCED AUTO PARTS INC           COM            00751Y106   32,260     455,000(SH)      (SOLE)                    455,000(SOLE)
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AETNA INC NEW                     COM            00817Y108   21,361     350,000(SH)      (SOLE)                    350,000(SOLE)
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AGERE SYSTEMS                     CL A           00845V100    6,140   2,000,000(SH)      (SOLE)                  2,000,000(SOLE)
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ALKERMES INC                      COM            01642T108   12,005     875,000(SH)      (SOLE)                    875,000(SOLE)
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ALLSCRIPTS HEALTHCARE SOLUTI      COM            01988P108    6,977   1,710,000(SH)      (SOLE)                  1,710,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
AMGEN INC                         COM            031162100   12,904     200,000(SH)      (SOLE)                    200,000(SOLE)
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AMR CORP                          COM            001765106   21,755   1,900,000(SH)      (SOLE)                  1,900,000(SOLE)
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BARD C R INC                      COM            067383109   10,650     150,000(SH)      (SOLE)                    150,000(SOLE)
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BECKMAN COULTER INC               COM            075811109    4,554     100,000(SH)      (SOLE)                    100,000(SOLE)
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BOOKHAM TECHNOLOGY PLC            SPONSORED ADR  09856Q108    6,741   3,150,000(SH)      (SOLE)                  3,150,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
BOSTON SCIENTIFIC CORP            COM            101137107   23,925     375,000(SH)      (SOLE)                    375,000(SOLE)
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CACI INTL INC                     CL A           127190304   10,713     250,000(SH)      (SOLE)                    250,000(SOLE)
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CALPINE CORP                      COM            131347106   17,115   3,500,000(SH)      (SOLE)                  3,500,000(SOLE)
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CANON INC                         ADR            138006309   10,962     225,000(SH)      (SOLE)                    225,000(SOLE)
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CAREMARK RX INC                   COM            141705103   56,500   2,500,000(SH)      (SOLE)                  2,500,000(SOLE)
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CAREMARK RX INC                   MARCH 25 CALL  141705103  750,000       5,000(SH) CALL (SOLE)                      5,000(SOLE)
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CHESAPEAKE ENERGY CORP            COM            165167107   13,745   1,275,000(SH)      (SOLE)                  1,275,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SCIENCES CORP            COM            205363104    1,879      50,000(SH)      (SOLE)                     50,000(SOLE)
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COMTECH TELECOM CO                COM NEW        205826209    7,170     300,000(SH)      (SOLE)                    300,000(SOLE)
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CROMPTON CORP                     COM            227116100    2,615     450,000(SH)      (SOLE)                    450,000(SOLE)
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DELL COMPUTER CORP                COM            247025109   13,368     400,000(SH)      (SOLE)                    400,000(SOLE)
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ELI LILLY & CO                    COM            532457108   22,275     375,000(SH)      (SOLE)                    375,000(SOLE)
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ENPRO INDS INC                    COM            29355X107    8,130     842,500(SH)      (SOLE)                    842,500(SOLE)
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FLEXTRONICS INTL LTD              ORD            Y2573F102   10,665     750,000(SH)      (SOLE)                    750,000(SOLE)
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FRIEDMANS INC                     CL A           358438109    2,441     175,000(SH)      (SOLE)                    175,000(SOLE)
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GLOBESPANVIRATA INC               COM            37957V106    6,318     875,000(SH)      (SOLE)                    875,000(SOLE)
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INGERSOLL-RAND COMPANY LTD        CL A           G4776G101   13,360     250,000(SH)      (SOLE)                    250,000(SOLE)
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INTERACTIVECORP                   COM            45840Q101    8,295     250,000(SH)      (SOLE)                    250,000(SOLE)
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INTERNATIONAL BUSINESS MACHS      COM            459200101   37,540     425,000(SH)      (SOLE)                    425,000(SOLE)
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LIGAND PHARMACEUTICALS INC        CL B           53220K207    9,933     770,000(SH)      (SOLE)                    770,000(SOLE)
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MICRON TECHNOLOGY INC             COM            595112103    6,039     450,000(SH)      (SOLE)                    450,000(SOLE)
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NEOWARE SYS INC                   COM            64065P102    6,828     400,000(SH)      (SOLE)                    400,000(SOLE)
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NEXTEL COMMUNICATIONS INC OCT 17.5  CALL         65332V103   15,768     800,000(SH) CALL (SOLE)                    800,000(SOLE)
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OM GROUP INC                      COM            670872100   28,548   1,950,000(SH)      (SOLE)                  1,950,000(SOLE)
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OMNICARE INC                      COM            681904108   13,523     375,000(SH)      (SOLE)                    375,000(SOLE)
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PEP BOYS MANNY MOE & JACK         COM            713278109   19,508   1,275,000(SH)      (SOLE)                  1,275,000(SOLE)
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PETSMART INC                      COM            716768106    6,828     300,000(SH)      (SOLE)                    300,000(SOLE)
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RMH TELSERVICES INC               COM            749938106        0     117,545(SH)      (SOLE)                    117,545(SOLE)
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SYMBOL TECHNOLOGIES INC           COM            871508107    6,274     525,000(SH)      (SOLE)                    525,000(SOLE)
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U S G CORP                        COM NEW        903293405    6,896     400,000(SH)      (SOLE)                    400,000(SOLE)
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VISHAY INTERTECHNOLOGY INC        COM            928298108    8,760     500,000(SH)      (SOLE)                    500,000(SOLE)
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WILLIS GROUP HOLDINGS LTD         SHS            G96655108   12,300     400,000(SH)      (SOLE)                    400,000(SOLE)
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